Summary of Significant Accounting Policies - Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Franchise fees	$ 23,300,000	$ 24,200,000	$ 25,400,000
Current portion of deferred revenue	38,700,000	38,400,000
Long-term portion of deferred revenue	$ 2,400,000	$ 0